As filed with the Securities and Exchange Commission on March 2, 2009

1933 Act Registration No. 333-156658

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

Under

THE SECURITIES ACT OF 1933

☐     Pre-Effective Amendment No.

☒    Post-Effective Amendment No. 1

VIRTUS INSIGHT TRUST

(Virtus Disciplined Small-Cap Value Fund)

[Exact Name of Registrant as Specified in Charter]

Area Code and Telephone Number: (800) 243-1574

101 Munson Street

Greenfield, Massachusetts 01301

(Address of Principal Executive Offices)

Kevin J. Carr, Esq.

Vice President, Chief Legal Officer,

Counsel and Secretary for the Registrant

Virtus Investment Partners, Inc.

100 Pearl Street

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

Robert N. Hickey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

This Amendment to the Registration Statement on Form N-14 of the Virtus Insight Trust, filed with the Securities and Exchange Commission on January 9, 2009 (Accession No. 0001193125-09-004113; File No. 333-156658), as amended is being filed to add to Exhibit 12 of the Registration Statement. No information contained in Parts A or B of the Registration Statement, as amended, which are incorporated herein by reference in their entirety, is amended, deleted, or superceded hereby.

It is proposed that this filing will become effective:

☒	immediately on filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

VIRTUS INSIGHT TRUST

PART C — OTHER INFORMATION

Item 15.    Indemnification

Under Section 4.3 of the Registrant’s Declaration of Trust, any past or present Trustee or officer of the Registrant (including persons who serve at the Registrant’s request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such Covered Person has not acted in good faith in the reasonable belief that his or her actions were in or not opposed to the best interests of the Registrant. Moreover, that provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such covered person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Expenses may be paid by the Registrant in advance of the final disposition of any claim, action, suit or proceeding upon receipt of an undertaking by such Covered Person to repay such expenses to the Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Declaration of Trust and the Covered Person either provides security for such undertaking or insures the Registrant against losses from such advances or the disinterested Trustees or independent legal counsel determines, in the manner specified in the Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification. This description is modified in its entirety by the provision of Section 4.3 of the Registrant’s Declaration of Trust contained in the Registration Statement filed on December 12, 1995 as Exhibit No. 1 and incorporated herein by reference.

The Investment Advisory Agreement, Underwriting Agreement, Custodian Agreement and Transfer Agency Agreement, as amended, each provide that the Trust will indemnify the other party (or parties, as the case may be) to the Agreement for certain losses.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Registrant and its Trustees, officers and employees are insured, under a policy of insurance maintained by the Registrant, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the Trustee or officer.

Item 16.    Exhibits

1(a).	Declaration of Trust of the Registrant, dated December 6, 1995, filed via EDGAR with initial Registration Statement (File No. 033-64915) on December 12, 1995 and incorporated herein by reference.

1(b).	Amendment to Declaration of Trust of the Registrant, dated November 4, 1996, filed via EDGAR with Post-Effective Amendment No. 3 (File No. 033-64915) on February 28, 1997 and incorporated herein by reference.

1(c).	Amendment to Declaration of Trust of the Registrant, dated June 6, 1997, filed via EDGAR with Post-Effective Amendment No. 5 (File 033-64915) on June 13, 1997 and incorporated herein by reference.

1(d).	Amendment to Declaration of Trust of the Registrant, dated November 2, 1998, filed via EDGAR with Post-Effective Amendment No. 9 (File No. 033-64915) on November 9, 1998 and incorporated herein by reference.

1(e).	Amendment to Declaration of Trust of the Registrant, dated February 18, 1999, filed via EDGAR with Post-Effective Amendment No. 10 (File No. 033-64915) on March 2, 1999 and incorporated herein by reference.

1(f).	Amendment to Declaration of Trust of the Registrant, dated May 1, 2000, filed via EDGAR with Post-Effective Amendment No. 14 (File 033-64915) on May 1, 2000 and incorporated herein by reference.

1(g).	Amendment to Declaration of Trust of the Registrant, dated September 5, 2000, filed via EDGAR with Post-Effective Amendment No. 16 (File No. 033-64915) on September 5, 2000 and incorporated herein by reference.

1(h).	Amendment to Declaration of Trust of the Registrant, dated May 18, 2006, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-64915) on June 2, 2006 and incorporated herein by reference.

1(i).	Amendment to the Declaration of Trust of the Registrant, dated November 16, 2006, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

2.	Amended and Restated By-Laws of the Registrant, dated August 23, 2006, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

3.	Reference is made to Registrant’s Declaration of Trust. See Exhibit 1.

4.	Form of Agreement and Plan of Reorganization. Exhibit A to the Prospectus/Information Statement contained in Part A of this Registration Statement.

5.	None other than set forth in Exhibits 1 and 2.

6(a).	Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. (“PIC”), dated May 18, 2006, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-64915) on June 2, 2006 and incorporated herein by reference.

6(b).	Subadvisory Agreement between PIC and Harris Investment Management, Inc. (“Harris”), dated May 18, 2006, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-64915) on June 2, 2006 and incorporated herein by reference.

6(c).	Subadvisory Agreement between PIC and Vontobel Asset Management, Inc. (“Vontobel”), dated May 18, 2006, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-64915) on June 2, 2006 and incorporated herein by reference.

6(d).	Subadvisory Agreement between PIC and SCM Advisors LLC (“SCM Advisors”), dated May 18, 2006, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-64915) on June 2, 2006 and incorporated herein by reference.

7.	Distribution Agreement between Registrant and Phoenix Equity Planning Corporation (“PEPCO”), dated May 18, 2006, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-64915) on June 2, 2006 and incorporated herein by reference.

8.	None

9(a).	Amended and Restated Custodian Services Agreement, dated February 2, 2004 between Registrant and PFPC Trust Company (“PFPC Trust”), filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

9(b).	Amendment to Amended and Restated Custodian Services Agreement, dated as of April 16, 2007 between Registrant and PFPC Trust, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

10(a).	Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, dated March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

10(b).	Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, dated March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

10(c).	Class A Shares Amended and Restated Shareholder Services Plan Not Pursuant to Rule 12b-1 under the Investment Company Act of 1940, dated March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

10(d).	Exchange Shares Amended and Restated Shareholder Services Plan Not Pursuant to Rule 12b-1 under the Investment Company Act of 1940, dated March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

10(e).	Class I Shares Amended and Restated Shareholder Services Plan Not Pursuant to Rule 12b-1 under the Investment Company Act of 1940, dated March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

10(i)	2007 Amended and Restated Rule 18f-3 Multi-Class Distribution Plan, adopted August 23, 2006, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-64915) on April 28, 2008 and incorporated herein by reference.

11.	Opinion and Consent of Kevin J. Carr Esq. filed via EDGAR with Registration Statement on Form N-14 (File No. 333-156658) on January 9, 2009 and incorporated herein by reference.

12.	Tax opinion and consent of McDermott Will & Emery LLP. Filed herewith.

13(a).	Amended and Restated Transfer Agency and Service Agreement between Phoenix Funds and PEPCO dated July 1, 2006, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

13(b).	Administration Agreement between Registrant and PEPCO, dated July 1, 2006, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

13(c).	First Amendment to Administration Agreement between Registrant and PEPCO effective November 15, 2007, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-64915) on April 28, 2008 and incorporated herein by reference.

13(d).	Amendment to Schedule A of Administration Agreement between Registrant and PEPCO effective June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-64915) on April 28, 2008 and incorporated herein by reference.

13(e).	Second Amendment to Schedule A of Administration Agreement between Registrant and PEPCO effective September 24, 2007, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-64915) on April 28, 2008 and incorporated herein by reference.

13(f).	Third Amendment to Schedule A of Administration Agreement between Registrant and PEPCO effective October 1, 2007, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-64915) on April 28, 2008 and incorporated herein by reference.

13(g).	Fourth Amendment to Schedule A of Administration Agreement between Registrant and PEPCO effective January 31, 2008, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-64915) on April 28, 2008 and incorporated herein by reference.

13(h).	Fifth Amendment to Schedule A of Administration Agreement between Registrant and PEPCO effective March 10, 2008, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-64915) on April 28, 2008 and incorporated herein by reference.

13(i).	Second Amended and Restated Expense Limitation Agreement between Registrant and PIC dated August 23, 2007, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-64915) on April 28, 2008 and incorporated herein by reference.

14.	Consent of PricewaterhouseCoopers LLP with respect to Virtus Small-Cap Value Fund of Virtus Equity Trust and Virtus Disciplined Small-Cap Fund of the Registrant, filed via EDGAR with Registration Statement on Form N-14 (File No. 333-156658) on January 9, 2009 and incorporated herein by reference.

15.	Not applicable.

16.	Power of Attorney for all Trustees, dated November 20, 2008. Dr. Leroy Keith, Jr., Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates, Richard E. Segerson, Ferdinand L. J. Verdonck and George R. Aylward. Filed via EDGAR with Registration Statement on Form N-14 (File No. 333-156658) on January 9, 2009 and incorporated herein by reference.

17.	Not applicable.

Item 17.    Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement on Form N-14 has been signed on behalf of the Registrant, in the City of Hartford and the State of Connecticut on the 2nd day of March, 2009.

VIRTUS INSIGHT TRUST

By:	/S/ GEORGE R. AYLWARD
Name: George R. Aylward Title: President

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement on Form N-14 has been signed below by the following persons in the capacities indicated on the 2nd day of March, 2009.

Signatures	Title

/S/ GEORGE R. AYLWARD George R. Aylward	President (Principal Executive Officer) and Trustee

/S/ W. PATRICK BRADLEY W. Patrick Bradley	Chief Financial Officer and Treasurer (Principal Financial and Accounting Officer)

/S/ DR. LEROY KEITH, JR. Dr. Leroy Keith, Jr.*	Trustee

/S/ PHILIP R. MCLOUGHLIN Philip R. McLoughlin*	Trustee and Chairman

/S/ GERALDINE M. MCNAMARA Geraldine M. McNamara*	Trustee

/S/ JAMES M. OATES James M. Oates*	Trustee

/S/ RICHARD E. SEGERSON Richard E. Segerson*	Trustee

/S/ FERDINAND L. J. VERDONCK Ferdinand L. J. Verdonck*	Trustee

*By:	/S/ GEORGE R. AYLWARD George R. Aylward

Attorney-in-fact, pursuant to powers of attorney.

Exhibit Index

Item

12.	Tax opinion and consent of McDermott Will & Emery LLP